Stock-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2013 Restricted Stock [Member]	Aug. 31, 2013 Restricted Stock [Member]	Aug. 31, 2012 Restricted Stock [Member]	Nov. 30, 2013 Stock Option [Member]	Aug. 31, 2013 Stock Option [Member]	Aug. 31, 2012 Stock Option [Member]	Jun. 30, 2013 Ceres, Inc. 2011 Equity Incentive Plan [Member]	Nov. 30, 2013 Ceres, Inc. 2011 Equity Incentive Plan [Member]	Aug. 31, 2013 Ceres, Inc. 2011 Equity Incentive Plan [Member]	Nov. 30, 2013 Weighted Average [Member]	Aug. 31, 2013 Weighted Average [Member]	Nov. 30, 2012 Weighted Average [Member]	Aug. 31, 2012 Weighted Average [Member]	Aug. 31, 2011 Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of options to purchase shares of common stock	403,333
Modification charge	$ 157
Share-based compensation, shares reserved for issuance														6,754,999
Share-based compensation, increase in shares reserved for issuance														1,500,000
Share-based compensation, shares available for future grant														1,023,937	1,916,292
Common stock granted during period													60,000
Weighted average grant date fair value of options		$ 0.94	$ 4.24	$ 2.64	$ 10.40	$ 8.16
Weighted average grant date fair value of common stock													$ 3.33			$ 1.31	$ 3.63	$ 5.83	$ 14.44	$ 11.97
Tax benefit realized from options exercised					32
Unrecognized stock compensation expense							1,015	1,064	390	5,020	5,389	8,189
Unrecognized stock-based compensation expense, weighted average period of recognition							1 year 9 months 26 days	2 years 1 month 2 days		2 years 9 months 4 days	3 years 22 days
Stock grant expense															$ 200